Summary of the Convertible Debenture recorded at fair value (Details) - USD ($)	Mar. 31, 2023	Feb. 13, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Principal amount	$ 4,400,000	$ 4,400,000	$ 109,165	$ 119,707
Unamortized discount for warrants	1,125,303
Unamortized discount for OID	383,333
Balance of convertible debenture as of March 31, 2023:	3,146,593
Accrued interest on convertible debenture included in Accounts payable and accrued expenses as of March 31, 2023:	43,362
Changes Measurement [Member]
Short-Term Debt [Line Items]
Change in fair value	$ (255,229)